BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.0001
Non-redeemable preferred stock, shares authorized (in shares)	10,000,000
Non-redeemable preferred stock, shares issued (in shares)	0
Non-redeemable preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	30,782,380
Common stock, shares issued (in shares)	39,300,823	131,644
Common stock, shares outstanding (in shares)	39,300,823	131,644
Series C
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	16,100,000
Non-redeemable preferred stock, shares issued (in shares)	0	11,239,359
Non-redeemable preferred stock, shares outstanding (in shares)	0	11,239,359
Series B-2
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	1,403,984
Non-redeemable preferred stock, shares issued (in shares)	0	1,403,984
Non-redeemable preferred stock, shares outstanding (in shares)	0	1,403,984
Series B-1
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	2,451,560
Non-redeemable preferred stock, shares issued (in shares)	0	2,451,560
Non-redeemable preferred stock, shares outstanding (in shares)	0	2,451,560
Series A
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	11,381,640
Non-redeemable preferred stock, shares issued (in shares)	0	11,381,640
Non-redeemable preferred stock, shares outstanding (in shares)	0	11,381,640